NUVEEN MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED SEPTEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

1.	In the section “Fund Summaries—Nuveen Municipal Bond Fund 2—Investment Objective,” the investment objective of the fund is clarified to read as follows.

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, Florida state and, in some cases, Florida local income taxes as is consistent with preservation of capital.

2.

In the section “Fund Summaries—Nuveen Municipal Bond Fund 2—Fund Performance,” S&P’s Florida Municipal Bond Index is hereby removed as a benchmark for the fund and the row for the Lipper Peer Group is hereby removed.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS1P-0511P

NUVEEN MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

1.	Nuveen Florida Preference Municipal Bond Fund has changed its name to Nuveen Municipal Bond Fund 2.

2.	The second sentence in the section “Investment Policies and Investment Portfolio—Portfolio Securities” is hereby deleted and replaced with the following sentence.

For purposes of the previous sentence, the applicable state for Nuveen Municipal Bond Fund 2 is Florida.

3.

The second and third sentences in the section “Investment Policies and Investment Portfolio— Special Considerations Relating to Municipal Obligations of Designated States” are hereby deleted and replaced with the following.

As described in the Prospectus, Nuveen Municipal Bond Fund 2 is not required to focus its investments on any particular state. Each Fund, other than Nuveen Municipal Bond Fund 2, is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state.

4.	The section “Investment Policies and Investment Portfolio— Special Considerations Relating to Municipal Obligations of Designated States—Factors Pertaining to Florida” is hereby deleted.

5.	The section “Tax Matters—State Tax Matters—Florida” is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FLPS-0511P